Convertible Series A Preferred Stock (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 14, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of shares issued during period				1,679,276
Number of shares issued during period, value				$ 2,978,500		$ 796,000	$ 1,524,030
Debt discount						48,942
Interest expense		$ 58,916	$ 205,038	$ 321,637	$ 375,862	555,094	$ 340,580
Series A Convertible Preferred Stock [Member]
Interest expense						75,000
Redemption premium						$ 13,999
Series A Preferred Stock [Member]
Number of shares issued during period						630,000
Exchange for cash						$ 555,000
Debt discount						$ 75,000
Redemption premium						25.00%
Preferred stock, redemption shares						630,000
Conversion of stock, shares converted						2,862,006
Conversion of stock, amount						$ 303,641
Cash payment						543,465
Preferred stock redemption amount						847,106
Interest expense						217,106
Redemption premium						157,500
Fair value of common shares						$ 45,607
Interest rate						5.00%
Securities Purchase Agreement [Member] | Accredited Investor [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued during period	1,050,000
Number of shares issued during period, value	$ 1,050,000
Exchange for cash	1,000,000
Debt discount	$ 50,000
Redemption premium	25.00%
Preferred stock accrued dividend rate	5.00%
Preferred stock redemption description	Mandatorily redeemable at an installment basis starting August 13, 2017 in the amount of $63,000 plus accrued interest.